Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income attributable to Arcos Dorados Holdings Inc. available to common shareholders	$ 79,896	$ 36,847	$ 129,166
Weighted-average number of common shares outstanding - Basic (in shares)	204,003,977	209,136,832	210,935,685
Incremental shares from assumed exercise of stock options (in shares)	0	0	0
Incremental shares from vesting of restricted share units (in shares)	664,375	983,634	1,060,726
Weighted-average number of common shares outstanding - Diluted (in shares)	204,668,352	210,120,466	211,996,411
Basic net income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.39	$ 0.18	$ 0.61
Diluted net income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ 0.39	$ 0.18	$ 0.61